Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Assets Held For Sale [Abstract]
Schedule Of Assets Held For Sale	Details of assets held for sale as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	107,452	￦	(21,604)	￦	85,848	￦	104,024
Buildings held for sale		162,004		(41,390)		120,614		134,801
Other assets held for sale		3,432		(1,664)		1,768		1,768

	￦	272,888	￦	(64,658)	￦	208,230	￦	240,593

(In millions of Korean won)	December 31, 2024
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	82,878	￦	(48,986)	￦	33,892	￦	44,906
Buildings held for sale		179,430		(76,908)		102,522		124,095
Other assets held for sale		2,664		(2,241)		423		423

	￦	264,972	￦	(128,135)	￦	136,837	￦	169,424

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning	Provision	Reversal		Others		Ending
Accumulated impairment losses of assets held for sale	￦ (62,111)	￦ (5,660)	￦	—	￦	3,113	￦ (64,658)

(In millions of Korean won)	2024
	Beginning	Provision	Reversal		Others	Ending
Accumulated impairment losses of assets held for sale	￦ (64,658)	￦ (49,259)	￦	2	￦ (14,219)	￦ (128,134)